SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,416	$ 20,356
Less: Accumulated depreciation	(6,571)	(5,731)
Property and equipment, net	19,845	14,625
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26	35
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	15
Leasehold Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,190	2,793
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,453	3,624
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,944	5,573
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,047	952
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57	103
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	680	332
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 982	$ 6,929